Condensed financial information of Plastec Technologies, Ltd. (Details Textual)	8 Months Ended	12 Months Ended
	Dec. 31, 2012 HKD	Apr. 30, 2012 HKD	Apr. 30, 2011 HKD	Apr. 30, 2010 HKD	Dec. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Nov. 25, 2009 USD ($)	Dec. 31, 2012 Parent [Member] USD ($)	Apr. 30, 2012 Parent [Member] USD ($)	Apr. 30, 2011 Parent [Member] USD ($)
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized					100,000,000	100,000,000	100,000,000		100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued					14,292,228	14,352,903	16,733,196		14,292,228	14,352,903	16,733,192
Common Stock, Shares, Outstanding					14,292,228	14,352,903	16,733,196		14,292,228	14,352,903	16,733,192
Payment Of Management Fees To Related Party	3,200	4,800	0	0